Short-Term Bank Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-Term Bank Loans
11. SHORT-TERM BANK LOANS
The Company obtained US dollar

bank
revolver credit facilities and drew down US$25,000 thousand and $50,000 thousand in 2017 and 2020, respectively. The loan was repaid in 2018 and 2020. Interest rates ranged from 0.78% to 2.95% per annum on outstanding monthly balance.
The interest expenses for the years ended December 31, 2018, 2019 and 2020 were US$355 thousand, nil and US$11 thousand, respectively.